Supplemental Cash Flow information	12 Months Ended
Dec. 31, 2021
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Supplemental Cash Flow information

37	Supplemental cash flow information
37.1 Payments made during the year and transactions not affecting cash and cash equivalents

	12.31.2021	12.31.2020	12.31.2019

Payments made during the period:
Income tax and social contribution	22.5	86.9	42.3
Interest	207.4	173.2	188.1
Non-cash financing and investing transactions	—
Acquisition of inventories through assumption of financing	—	14.1	—
Write off on Property, plant and equipment by transfer to pool parts inventory	(23.2)	(18.2)	(21.6)
Property, plant and equipment, transfer for providing for the sale of inventory	—	(38.4)	(38.5)
Non-controlling purchase options	—	22.2	—

Payments of interest on loans and financing and income tax and social contribution are presented in the statements of cash flows as cash outflows related to operating activities, under the lines of accrued interest and taxes and payroll charges payable.